Finance expenses, net (Details) - Schedule of Finance Expenses, Net - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Finance Expenses Net [Abstract]
Banking expenses		$ (564)	$ (58)	$ (787)	$ (374)
Bank fees		(295)	(304)	(502)	(411)
Other financial expenses	[1]	(315)	(280)	(611)	(429)
Net fair value gain/(loss) of warrant liabilities	[2]	2,510	(1,092)	6,456	636
Net fair value gain/(loss) of shares held in escrow	[2]	2,460	(10,778)	9,665	7,732
Interest expense		(10,576)	(6,279)	(19,352)	(11,363)
Total		$ (6,780)	$ (18,791)	$ (5,131)	$ (4,209)

[1]	For the three and six months ended June 30, 2023, interest on lease liabilities amounted to $315 and $611 (for the three and six months ended June 30, 2022: $248 and $429).
[2]	Refer to Note 16. Warrant liabilities, Note 17. Shares in escrow and Note 18. Financial instruments for further information related to net fair value gains for the six months ended June 30, 2023.